FINANCIAL INSTRUMENTS (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments
Balance as of January 1	$ 2,429
Warrants value at the date of issuance		3,425
Gain from revaluation to fair value through profit or loss	(358)	(996)
Warrants classified to equity during the period	2,071
Balance as of January 1		$ 2,429